Subsequent Events to the Balance Sheet Date (Details) kr / shares in Units, $ / shares in Units, $ in Millions			6 Months Ended
	Jul. 22, 2019 USD ($) shares	Jul. 22, 2019 DKK (kr) shares	Jun. 30, 2019 DKK (kr)	Jun. 30, 2018 DKK (kr)	Jul. 17, 2019 kr / $ kr / shares	Jul. 17, 2019 kr / $ $ / shares	Dec. 31, 2018 DKK (kr)
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issuing shares | kr			kr 193,000	kr 251,000
Issued capital | kr			kr 61,690,000				kr 61,498,000
Shares
Disclosure of non-adjusting events after reporting period [line items]
Increase in share capital	2,850,000	2,850,000
ADS to share ratio					10.00	10.00
Underwriting commissions	$ 32	kr 213,000,000
Issued capital | kr		kr 64,967,643
Underwriters' exercise | Shares
Disclosure of non-adjusting events after reporting period [line items]
Increase in share capital	427,500	427,500
ADS | Shares
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issuing shares	$ 506	kr 3,368,000,000
Increase in share capital	28,500,000	28,500,000
ADS | Underwriters' exercise | Shares
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issuing shares	$ 582	kr 3,873,000,000
Increase in share capital	4,275,000	4,275,000
Public offering price | $ / shares						$ 17.75
Subscription price per share. | kr / shares					kr 1,181.80
Closing foreign exchange rate | kr / $					6.6580	6.6580